Marketable Securities and Derivative Instruments: Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Equity Securities	$ 206,323	$ 191,917
Available-for-sale Equity Securities, Amortized Cost Basis	72,549	72,608
Available-for-sale Securities, Gross Unrealized Gain (Loss)	133,774	119,309
Lexington Realty Trust [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Equity Securities	202,789	188,567
Available-for-sale Equity Securities, Amortized Cost Basis	72,549	72,549
Available-for-sale Securities, Gross Unrealized Gain (Loss)	130,240	116,018
Other Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Equity Securities	3,534	3,350
Available-for-sale Equity Securities, Amortized Cost Basis	0	59
Available-for-sale Securities, Gross Unrealized Gain (Loss)	$ 3,534	$ 3,291